Income Taxes - Textuals (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 02, 2019
Income Tax Examination [Line Items]
Deferred taxes Included in long-term liabilities	$ 4,634,000,000		$ 4,634,000,000	$ 5,021,000,000
Increase (decrease) in valuation allowance	6,642,000,000		7,174,000,000
Deferred Tax Assets Net	4,479,000,000		4,479,000,000	3,702,000,000		$ 151,000,000
U.S. foreign tax credits	7,696,000,000		7,696,000,000			$ 6,642,000,000
Undistributed Earnings of Foreign Subsidiaries	4,196,000,000		4,196,000,000
Estimated Tax Payable On Undistributed Unremitted Foreign Income			210,000,000
Unrecognized tax benefits that if recognized, would affect effective tax rate	1,100,000,000		1,100,000,000	1,081,000,000	$ 882,000,000
Accrued liabilities for interest and penalties	42,000,000		42,000,000	45,000,000	54,000,000
Interest and penalties (benefiting) charging earnings			3,000,000	4,000,000	0
Tax Legislation			0	(10,000,000)	(852,000,000)
Tax Cuts and Jobs Act, Decrease in Deferred Tax Liability due to Transition Tax			10,000,000	908,000,000
One time tranisition tax				(10,000,000)	56,000,000
Adjustment to valuation allowances			(225,000,000)	(26,000,000)	0
Income Tax Expense (Benefit)			2,267,000,000	3,668,000,000	(1,822,000,000)
Worthless Security Deduction			9,000,000	36,000,000	962,000,000
Income Tax Loss (Benefit) related to U.K. disposition			(732,000,000)	(150,000,000)	0
Malaysia Deepwater Tax Credits Incentive			164,000,000	0	0
Capital Loss Carryforward	202,000,000		202,000,000
Noncurrent Asset
Income Tax Examination [Line Items]
Deferred taxes Included in long-term assets	184,000,000		184,000,000	442,000,000
Noncurrent Liabilities
Income Tax Examination [Line Items]
Deferred taxes Included in long-term liabilities	4,634,000,000		4,634,000,000	5,021,000,000
Clair Field [Member]
Income Tax Examination [Line Items]
Gain (Loss) on Sale of Oil and Gas Property			1,700,000,000	$ 715,000,000
Income Tax Expense (Benefit)			(335,000,000)
Income Tax Loss (Benefit) related to U.K. disposition			285,000,000
Malaysia Deepwater Tax Credits Incentive		$ 164,000,000
Capital Loss Carryforward	$ 2,100,000,000		$ 2,100,000,000
Foster Creek Christina Lake (FCCL) and western Canada gas properties [Member]
Income Tax Examination [Line Items]
Increase (decrease) in valuation allowance					822,000,000
Tax impact of Canada disposition					(1,277,000,000)
Income Tax Expense (Benefit)					$ (822,000,000)